Note 11 - Notes Receivable	12 Months Ended
Dec. 31, 2011
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note 11 - Notes Receivable

We have notes receivable from managed and other long-term health care centers totaling $22,449,000 and $23,671,000 at December 31, 2011 and 2010, respectively.  The notes are first and second mortgages with interest rates ranging from prime plus 2% to 10.5% fixed rate with periodic payments required prior to maturity.  The notes mature in the years from 2012 through 2016.  The proceeds of the notes were used by the long-term health care centers for construction costs, development costs incurred during construction, and working capital.